Share-Based Payments - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended							0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended									0 Months Ended
	Jun. 08, 2012 USD ($) Employees	Mar. 28, 2011	Oct. 31, 2013	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012	Jun. 08, 2012 After modification [Member] USD ($)	Jun. 08, 2012 Before modification [Member] USD ($)	Apr. 08, 2011 Employees and Directors [Member] USD ($)	Dec. 31, 2013 Employees and Directors [Member] USD ($)	Dec. 31, 2012 Employees and Directors [Member]	Dec. 31, 2011 Employees and Directors [Member] USD ($)	Apr. 08, 2011 Employees and Directors [Member] First anniversary [Member]	Apr. 08, 2011 Employees and Directors [Member] Second anniversary [Member]	Apr. 08, 2011 Employees and Directors [Member] Third anniversary [Member]	Apr. 08, 2011 Employees and Directors [Member] Fourth anniversary [Member]	Apr. 08, 2011 Directors [Member] USD ($)	Dec. 31, 2011 Directors [Member] USD ($)	Dec. 31, 2011 Directors [Member] CNY	Apr. 08, 2011 Consultants [Member] USD ($)	Dec. 31, 2011 Consultants [Member] USD ($)	Dec. 31, 2011 Consultants [Member] CNY	Dec. 31, 2013 Consultants [Member]	Dec. 31, 2012 Consultants [Member]	Oct. 22, 2013 Employees [Member] USD ($)	Dec. 31, 2013 Employees [Member] USD ($)	Dec. 31, 2013 Employees [Member] CNY	Dec. 31, 2012 Employees [Member] USD ($)	Dec. 31, 2012 Employees [Member] CNY	Dec. 31, 2011 Employees [Member]	Oct. 22, 2013 Employees [Member] First anniversary [Member]	Oct. 22, 2013 Employees [Member] Second anniversary [Member]	Oct. 22, 2013 Employees [Member] Third anniversary [Member]	Oct. 22, 2013 Employees [Member] 180 days [Member]	Jun. 08, 2012 Compensation cost measured [Member] After modification [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of issued and outstanding ordinary shares authorized for issuance under plan		12.00%
Maximum term for issued share options		10 years
Shares granted during period						0			13,864,000	2,660,000							5,003,980			12,600,000					2,660,000
Exercise price of share									$ 0.40	$ 0.40							$ 0.40			$ 0.40					$ 0.40
Number of shares options vested										18,337,300			5,506,600	5,225,800	1,565,800	1,565,800							12,600,000								1,620,000	220,000	220,000	600,000
Intrinsic value of options exercised				$ 8,877	53,741
Share options exercised			2,660,000							2,660,000	0	0
Number of vested and non vested options	13,740,000									18,719,980	18,719,980												12,600,000	12,600,000
Number of employees granted	88
Exercise price of options previously granted	$ 0.4
Exercise price of options granted	$ 0.2
Incremental compensation cost	670
Fair value of options							3,460	2,790										1,647	9,970		4,147	25,104				1,893	11,457	2,054	12,437						1,544
Total compensation cost																																			2,214
Incremental compensation cost recognized during year	178
Incremental compensation cost of unvested options	2,036
Share-based compensation cost for unvested option				$ 2,338	14,154
Equity awards granted to employees recognition period				1 year 3 months 18 days	1 year 3 months 18 days
Number of options vested																														0
Weighted-average grant-date fair value per share granted										$ 0.95		$ 0.35									$ 0.31					$ 0.95